Fees Summary	May 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 776,980,899.75
Total Fee Amount	107,301.06
Total Offset Amount	0.00
Net Fee	$ 107,301.06
Offering Table N/A
Offset Table N/A	N/A